Income Taxes - Schedule of the Effective Tax Rate of the Company’s Provision for Income Taxes Differs from the Federal Statutory Rate (Details)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of the Effective Tax Rate of the Company’s Provision for Income Taxes Differs from the Federal Statutory Rate [Abstract]
Statutory rate	21.00%	21.00%
State income tax rate		6.20%
Stock-based compensation	(0.90%)	(3.40%)
Acquired Intangible		4.40%
Research and development tax credit rate difference
Prior year true-ups	0.80%	(1.90%)
Changes in valuation allowance	(20.90%)	(26.30%)
Total